Segment Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of reportable business segments	4
Electricity transmission costs	$ 221,511	$ 226,056	$ 208,912
Consolidated total revenue, share of customers	10.00%